Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated March 3, 2021 to

PROSPECTUS DATED March 1, 2021

I.  LIQUIDATION OF THE U.S. DYNAMIC EQUITY FUND: The following information relates to the liquidation of the U.S. Dynamic Equity Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on March 2, 2021, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on March 3, 2021, the Fund will be closed to new shareholders. Effective at the close of business on April 22, 2021, the Fund will stop accepting orders from existing shareholders to purchase additional Shares.

Effective April 7, 2021, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around April 7, 2021, the Fund expects to begin liquidating its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

Effective April 7, 2021, RIM will reduce its advisory fee to zero. In addition, effective at the close of business on March 3, 2021, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries.

The Plan provides for the liquidation of the Fund’s assets on or before April 27, 2021 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to April 27, 2021 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is April 15, 2021, based on Fund records as of the open of business on April 14, 2021.

II.  LIQUIDATION OF THE COMMODITY STRATEGIES FUND: The following information relates to the liquidation of the Commodity Strategies Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on March 2, 2021, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on April 22, 2021, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional Shares.

Effective April 7, 2021, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around April 7, 2021, the Fund expects to begin liquidating its remaining holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian. Notwithstanding the foregoing, depending on the expiration dates of certain derivative contracts held by the Fund, a portion of the Fund’s portfolio may be liquidated beginning March 31, 2021.

(continued on reverse side)

Effective April 15, 2021, RIM will reduce its advisory fee to zero. In addition, effective at the close of business on March 3, 2021, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries.

The Plan provides for the liquidation of the Fund’s assets on or before April 27, 2021 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to April 27, 2021 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is April 15, 2021, based on Fund records as of the open of business on April 14, 2021

III.  SHORT DURATION BOND FUND RISK/RETURN SUMMARY:The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary Section for the Short Duration Bond Fund in the Prospectus listed above:

•	MetLife Investment Management, LLC
•	Scout Investments
•	Western Asset Management Company and Western Asset Management Company Limited

IV.  MONEY MANAGER CHANGES:The following replaces the information in the “Money Manager Information” section for the Short Duration Bond Fund in the Prospectus listed above:

Short Duration Bond Fund

MetLife Investment Management, LLC, 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Scout Investments, Inc., 1201 Walnut St., 21st Floor, Kansas City, MO, 64106.

Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101, and Western Asset Management Company Limited, 10 Exchange Square, Primrose Street, London, EC2A 2EN, United Kingdom.

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LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated March 3, 2021 to

PROSPECTUS DATED MARCH 1, 2021

I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.

Moderate Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii)  INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following table is added to the “Principal Investment Strategies” sub-section of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective on or about April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

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Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated March 3, 2021 to

PROSPECTUS DATED March 1, 2021

I.  LIQUIDATION OF THE U.S. DYNAMIC EQUITY FUND: The following information relates to the liquidation of the U.S. Dynamic Equity Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on March 2, 2021, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on March 3, 2021, the Fund will be closed to new shareholders. Effective at the close of business on April 22, 2021, the Fund will stop accepting orders from existing shareholders to purchase additional Shares.

Effective April 7, 2021, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around April 7, 2021, the Fund expects to begin liquidating its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

Effective April 7, 2021, RIM will reduce its advisory fee to zero. In addition, effective at the close of business on March 3, 2021, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries.

The Plan provides for the liquidation of the Fund’s assets on or before April 27, 2021 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to April 27, 2021 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is April 15, 2021, based on Fund records as of the open of business on April 14, 2021.

II.  LIQUIDATION OF THE COMMODITY STRATEGIES FUND: The following information relates to the liquidation of the Commodity Strategies Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on March 2, 2021, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on April 22, 2021, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional Shares.

Effective April 7, 2021, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around April 7, 2021, the Fund expects to begin liquidating its remaining holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian. Notwithstanding the foregoing, depending on the expiration dates of certain derivative contracts held by the Fund, a portion of the Fund’s portfolio may be liquidated beginning March 31, 2021.

(continued on reverse side)

Effective April 15, 2021, RIM will reduce its advisory fee to zero. In addition, effective at the close of business on March 3, 2021, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries.

The Plan provides for the liquidation of the Fund’s assets on or before April 27, 2021 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to April 27, 2021 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is April 15, 2021, based on Fund records as of the open of business on April 14, 2021

III.  SHORT DURATION BOND FUND RISK/RETURN SUMMARY:The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary Section for the Short Duration Bond Fund in the Prospectus listed above:

•	MetLife Investment Management, LLC
•	Scout Investments
•	Western Asset Management Company and Western Asset Management Company Limited

IV.  MONEY MANAGER CHANGES:The following replaces the information in the “Money Manager Information” section for the Short Duration Bond Fund in the Prospectus listed above:

Short Duration Bond Fund

MetLife Investment Management, LLC, 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Scout Investments, Inc., 1201 Walnut St., 21st Floor, Kansas City, MO, 64106.

Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101, and Western Asset Management Company Limited, 10 Exchange Square, Primrose Street, London, EC2A 2EN, United Kingdom.

36-08-672

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated March 3, 2021 to

PROSPECTUS DATED MARCH 1, 2021

I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.

Moderate Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii)  INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following table is added to the “Principal Investment Strategies” sub-section of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective on or about April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

36-08-673